DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS June 30, 1997

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter California Tax-Free Daily Income Trust for the six-month period ended June 30, 1997.

The most noteworthy news for the tax-free money market during the first half of 1997 was the Federal Reserve Board's 25 basis point increase in the federal-funds rate. That move came midway through the period, following the Federal Open Market Committee's meeting in late March. During the second quarter, however, favorable inflation reports and moderate economic growth kept the Federal Reserve on the sidelines. In the absence of outside influences, the movement of tax-free money market interest rates was driven primarily by seasonal changes in supply and demand.

Yields moved higher for securities maturing in six months to one year, the long end of the municipal money market. The Bond Buyer One Year Note Index, a benchmark indicator of longer-term municipal money market yields, rose from
3.51 percent at the end of December to 3.85 percent at the end of March. During the second quarter, the Index peaked at 3.96 percent in late April, when pressures related to the tax payment season caused all municipal money market yields to increase. At the end of June, the Index stood at 3.85 percent, unchanged from the end of the first quarter.

By the end of June, the ratio of the One Year Note Index to the yield for one-year U.S. Treasury Bills was 68 percent, up from 64 percent at the end of 1996. This higher ratio indicates that yields in this sector of the municipal money market became more attractive in relation to Treasuries with comparable maturities.

At the short end of the tax-free money market maturity range, variable rate demand obligations (VRDOs) with daily and weekly rate changes conformed to the recurring pattern of wide interest rate swings and the predictable timing of highs and lows. The low for weekly VRDO yields was set at 2.85 percent during the first week of January when positive

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1997, continued

cash flows were the strongest. The high yield of 4.50 percent came at the end of April along with heavy seasonal outflows associated with tax payments. Improved cash inflow in May and early June caused weekly VRDO yields to drop to 3.35 percent by the first week of June before rising again to 4.125 percent in late June.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Dean Witter California Tax-Free Daily Income Trust produced a total return of
1.38 percent for the six-month period ended June 30, 1997. Thirty-day yields for the Fund ranged from a low of 2.43 percent for the month of March to a high of 3.11 percent for May.

On June 30, the Fund's net assets exceeded $253 million, with 58 percent of the Fund's portfolio invested in VRDOs. California tax-exempt commercial paper and municipal notes, the two other types of securities held by the portfolio, comprised 30 percent and 12 percent of the portfolio, respectively.

Portfolio holdings are continuously reviewed to maintain or improve creditworthiness. Particular effort is devoted to monitoring the credit quality of institutions that provide credit enhancement and liquidity facilities for money market investments.

The Fund's weighted average maturity moved within a range of 22 to 53 days during the six-month period. Normally, seasonal purchases of new one-year tax and revenue anticipation notes (TRANs) cause the average maturity to extend during the month of June. However, because attractive yields were available for shorter maturities and new one-year financings were aggressively priced, the incentive to extend maturities was reduced this year. At the end of June, the Fund's weighted average maturity was 52 days.

LOOKING FORWARD

The economy has enjoyed steady growth with low inflation for a prolonged period, which has produced a tightened labor market. If this low unemployment continues, it could produce wage pressures and threaten price stability. In the months ahead, we anticipate that the Federal Reserve will be watchful for any signs of accelerating wage and price increases, which could prompt further tightening of monetary policy. In such an environment, the weighted average maturity for the Fund's portfolio would be held in a moderate range, to maintain investment flexibility.

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
LETTER TO THE SHAREHOLDERS June 30, 1997, continued

We appreciate your support of Dean Witter California Tax-Free Daily Income Trust and look forward to continuing to serve your investment needs and objectives.

Sincerely,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
RESULTS OF SPECIAL MEETING (unaudited)

On May 21, 1997, a special meeting of the shareholders of Dean Witter California Tax-Free Daily Income Trust was held for the purpose of voting on four separate matters, the results of which are as follows:

(1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.

For .......  140,184,933
Against  ..    8,501,267
Abstain  ..   13,804,509

(2) ELECTION OF TRUSTEES:

Michael Bozic
For ..................  149,847,464
Withheld .............   12,643,245

Charles A. Fiumefreddo
For ..................  149,731,980
Withheld .............   12,758,729

Edwin J. Garn
For ..................  150,067,856
Withheld .............   12,422,853

John R. Haire
For ..................  148,389,592
Withheld .............   14,101,117

Wayne E. Hedien
For ..................  150,179,842
Withheld .............   12,310,867

Dr. Manuel H. Johnson
For ..................  149,869,348
Withheld .............   12,621,361

Michael E. Nugent
For ..................  150,066,544
Withheld .............   12,424,165

Philip J. Purcell
For ..................  149,989,710
Withheld .............   12,500,999

John L. Schroeder
For ..................  149,460,453
Withheld .............   13,030,256

(3) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

For .......  134,919,558
Against  ..   11,418,222
Abstain  ..   16,152,929

(4) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

For .......  152,955,281
Against  ..    3,466,725
Abstain  ..    6,068,703

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                    COUPON    DEMAND
 THOUSANDS                                                                     RATE+     DATE*        VALUE
----------- ---------------------------------------------------------------- -------- ---------- -------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
             (60.2%)
            California Educational Facilities Authority,
   $10,300   California Institute of Technology Ser 1994 ....................  3.90%   07/08/97   $10,300,000
     2,500   Stanford University Ser L-2 ....................................  3.85    07/08/97     2,500,000
            California Health Facilities Financing Authority,
     4,100   Catholic HealthCare West 1988 Ser A (MBIA) .....................  4.05    07/08/97     4,100,000
     6,000   Childrens Hospital of Orange County Ser 1991 (MBIA) ............  4.00    07/08/97     6,000,000
     8,000   Memorial Health Services Ser 1994 ..............................  3.95    07/08/97     8,000,000
     9,800   St Francis Medical Center 1995 Ser E (MBIA) ....................  3.75    07/08/97     9,800,000
            California Pollution Control Financing Authority,
     1,615   Chevron USA Ser 1983 ...........................................  3.90    11/15/97     1,618,426
     5,000   Chevron USA Ser 1984 B .........................................  3.90    06/15/98     5,001,112
     3,400   Noranda-Grey Eagle Mines Inc Ser 1985 C ........................  4.05    07/08/97     3,400,000
     9,800   Pacific Gas & Electric Co 1996 Ser F & 1997 Ser A ..............  3.85    07/01/97     9,800,000
     5,000   Southern California Edison Co 1986 Ser A .......................  5.20    07/01/97     5,000,000
    10,000  California Public Capital Improvements Financing Authority,
             Pooled Ser 1988 C ..............................................  3.90    09/15/97    10,000,000
            California Statewide Communities Development Authority,
     6,000   Kaiser Permanente Ser 1995 COPs ................................  3.85    07/08/97     6,000,000
     5,000   St Joseph Health System COPs ...................................  3.90    07/08/97     5,000,000
     5,000  Foothill/Eastern Transportation Corridor Agency, Toll Road Ser
             1995 C  ........................................................  3.90    07/08/97     5,000,000
     2,300  Kern County, Public Facilities Ser 1986 D COPs ..................  4.00    07/08/97     2,300,000
     5,900  Los Angeles, Multi-family 1985 Ser K ............................  3.75    07/08/97     5,900,000
     5,000  Los Angeles County Metropolitan Transportation Authority, Prop C
             Sales Tax Refg Ser 1993 A (MBIA) ...............................  4.00    07/08/97     5,000,000
            Newport Beach, Hoag Memorial Hospital/Presbyterian 1992 Ser &
    14,300   1996 Ser B .....................................................  4.00    07/01/97    14,300,000
    11,000  Sacramento County, Administration Center & Courthouse Ser 1990
             COPs ...........................................................  3.90    07/08/97    11,000,000
     5,000  San Diego, Lusk Mira Mesa Apts Issue E 1985 .....................  4.10    07/08/97     5,000,000
     5,075  San Jacinto Unified School District, 1997 COPs (FSA) ............  4.10    07/08/97     5,075,000
       700  San Jose Redevelopment Agency, Merged Area 1996 Ser B ...........  3.50    07/01/97       700,000
     6,600  San Jose-Santa Clara Clean Water Financing Authority, Sewer Ser
             1995 B (FGIC) ..................................................  3.90    07/08/97     6,600,000
     4,000  Southern California Public Power Authority, Transmission Ser
             1996 B (FSA) ...................................................  3.90    07/08/97     4,000,000
     1,300  Puerto Rico Highway & Transportation, Ser X .....................  3.75    07/08/97     1,300,000
                                                                                                 -------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
             OBLIGATIONS
             (Amortized Cost $152,694,538) ...................................................... 152,694,538
                                                                                                 -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued

                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (31.0%)
   $6,000   California, Ser 1996 ............................................  3.70%   08/13/97      3.70%      $6,000,000
            California Pollution Control Financing Authority,
    4,000    Pacific Gas & Electric Co Ser 1996 E ...........................  3.55    07/24/97      3.55        4,000,000
    4,000    Southern California Edison Co Ser A 1985 .......................  3.60    08/20/97      3.60        4,000,000
            Contra Costa Water District,
    4,000    Ser A ..........................................................  3.60    09/10/97      3.60        4,000,000
    4,000    Ser A ..........................................................  3.60    10/14/97      3.60        4,000,000
            Los Angeles,
    5,000    Wastewater Ser 1997 ............................................  3.65    07/17/97      3.65        5,000,000
    2,000    Wastewater Ser 1997 ............................................  3.55    07/22/97      3.55        2,000,000
    4,000    Wastewater Ser 1997 ............................................  3.65    09/09/97      3.65        4,000,000
    3,500    Wastewater Ser 1997 ............................................  3.65    09/11/97      3.65        3,500,000
            Metropolitan Water District of Southern California,
    4,500    Ser 1996 B .....................................................  3.60    07/15/97      3.60        4,500,000
    3,000    Ser 1996 B .....................................................  3.75    08/06/97      3.75        3,000,000
    5,100   Sacramento Municipal Utility District, Ser I ....................  3.60    08/22/97      3.60        5,100,000
            San Diego,
    4,000    San Diego Gas & Electric Co Ser 1995 A .........................  3.70    08/12/97      3.70        4,000,000
    3,500    San Diego Gas & Electric Co Ser 1995 B .........................  3.75    09/25/97      3.75        3,500,000
    3,700   San Diego County Water Authority, Ser # 1 .......................  3.65    08/14/97      3.65        3,700,000
            West & Central Basin Financing Authority,
    3,500    West Basin Municipal Water District TRANs ......................  3.55    07/14/97      3.55        3,500,000
    5,000    West Basin Municipal Water District TRANs ......................  3.80    07/28/97      3.80        5,000,000
    3,000    West Basin Municipal Water District TRANs ......................  3.70    08/07/97      3.70        3,000,000
            Puerto Rico Government Development Bank,
    2,000    Ser 1996 .......................................................  3.60    07/24/97      3.60        2,000,000
    5,000    Ser 1996 .......................................................  3.75    09/15/97      3.75        5,000,000
                                                                                                              --------------
            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER  ...................
             (Amortized Cost $78,800,000)....................................................................   78,800,000
                                                                                                              --------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (13.1%)
    7,000   Contra Costa County, 1996-1997 TRANs, dtd 07/01/96 ..............  4.50    07/03/97      3.755       7,000,276
    4,000   San Diego, 1996-1997 Ser A TANs, dtd 07/02/96 ...................  4.50    07/02/97      3.75        4,000,079
    7,000   San Bernadino County, Ser 1997-98 Ser A TRANs , dtd 07/01/97
             (WI) ...........................................................  4.50    06/30/98      3.85        7,043,680
    4,000   San Mateo County, Ser 1997-98 TRANs, dtd 07/01/97 (WI) ..........  4.50    07/01/98      3.80        4,026,960

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS June 30, 1997 (unaudited) continued


                                                                                                   YIELD TO
 PRINCIPAL                                                                                         MATURITY
 AMOUNT IN                                                                    COUPON   MATURITY   ON DATE OF
 THOUSANDS                                                                     RATE      DATE      PURCHASE        VALUE
----------- ---------------------------------------------------------------- -------- ---------- ------------ --------------
            Ventura County,
   $5,000    Ser 1996 TRANs, dtd 07/02/96 ...................................  4.75%   07/02/97       3.85%      $5,000,119
    6,000    Ser 1997 TRANs, dtd 07/01/97 (WI) ..............................  4.50    07/01/98       3.80        6,040,440
                                                                                                              --------------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES
             (Amortized Cost $33,111,554) ....................................................................  $33,111,554
                                                                                                              --------------
            TOTAL INVESTMENTS (Amortized Cost $264,606,092) (a) .................................   104.3%      264,606,092
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ......................................    (4.3)      (10,797,643)
                                                                                                 ------------ --------------
            NET ASSETS ..........................................................................   100.0%     $253,808,449
                                                                                                 ============ ==============

------------
COPs       Certificates of Participation.
TANs       Tax Anticipation Notes.
TRANs      Tax and Revenue Anticipation Notes.
WI         Security purchased on a when issued basis.
+          Rate shown is rate in effect at June 30, 1997.
* Date on which the principal amount can be recovered through demand.
(a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
FGIC       Financial Guaranty Insurance Company.
FSA        Financial Security Assurance Inc.
MBIA       Municipal Bond Investors Assurance Corporation.




                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $264,606,092).........................................   $264,606,092
Cash...................................................................      6,400,620
Interest receivable....................................................      1,635,065
Prepaid expenses and other assets......................................         33,641
                                                                        --------------
  TOTAL ASSETS ........................................................    272,675,418
                                                                        --------------
LIABILITIES:
Payable for:
  Investments purchased................................................     17,111,080
  Shares of beneficial interest repurchased............................      1,533,696
  Investment management fee ...........................................        110,105
  Plan of distribution fee.............................................         22,021
Accrued expenses.......................................................         90,067
                                                                        --------------
  TOTAL LIABILITIES ...................................................     18,866,969
                                                                        --------------
NET ASSETS:
Paid-in-capital .......................................................    253,808,210
Accumulated undistributed net investment income........................            239
                                                                        --------------
  NET ASSETS ..........................................................   $253,808,449
                                                                        ==============
NET ASSET VALUE PER SHARE,
 253,808,210 shares outstanding (unlimited shares authorized of $.01
 par value)............................................................          $1.00
                                                                                 =====

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME .......................   $4,458,050
                                        ------------
EXPENSES
Investment management fee..............      641,026
Plan of distribution fee...............      128,205
Transfer agent fees and expenses ......       84,662
Shareholder reports and notices .......       30,548
Professional fees......................       27,214
Trustees' fees and expenses............        8,242
Custodian fees.........................        7,071
Other..................................        6,451
                                        ------------
  TOTAL EXPENSES ......................      933,419
  LESS: EXPENSE OFFSET  ...............       (6,955)
                                        ------------
  NET EXPENSES ........................      926,464
                                        ------------
NET INVESMENT INCOME AND NET INCREASE     $3,531,586
                                        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX     FOR THE YEAR
                                                        MONTHS ENDED         ENDED
                                                        JUNE 30, 1997  DECEMBER 31, 1996
------------------------------------------------------ --------------- -----------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................  $  3,531,586     $  6,971,719
Net realized gain......................................       --                 1,280
                                                       --------------- -----------------
  NET INCREASE.........................................     3,531,586        6,972,999
Dividends from net investment income...................    (3,531,482)      (6,972,113)
Net increase (decrease) from transactions in shares of
 beneficial interest...................................    (5,782,001)       5,213,109
                                                       --------------- -----------------
  NET INCREASE (DECREASE) .............................    (5,781,897)       5,213,995
NET ASSETS:
Beginning of period....................................   259,590,346      254,376,351
                                                       --------------- -----------------
  END OF PERIOD
  (Including undistributed net investment income of
  $239 and $135, respectively).........................  $253,808,449     $259,590,346
                                                       =============== =================

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter California Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on April 25, 1988 and commenced operations on July 22, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding
$3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended June 30, 1997, the distribution fee was accrued at the annual rate of 0.10%.

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
NOTES TO FINANCIAL STATEMENTS June 30, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended June 30, 1997 aggregated $288,736,080 and $285,150,000, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1997, the Fund had transfer agent fees and expenses payable of approximately $17,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,223. At June 30, 1997, the Fund had an accrued pension liability of $47,414 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                 FOR THE SIX     FOR THE YEAR
                                                MONTHS ENDED         ENDED
                                                JUNE 30, 1997  DECEMBER 31, 1996
                                               --------------- -----------------
                                                  (UNAUDITED)
Shares sold ...................................   233,586,130      496,028,291
Shares issued in reinvestment of dividends  ...     3,531,482        6,972,113
                                               --------------- -----------------
                                                  237,117,612      503,000,404
Shares repurchased ............................  (242,899,613)    (497,787,295)
                                               --------------- -----------------
Net increase (decrease) in shares outstanding      (5,782,001)       5,213,109
                                               =============== =================

DEAN WITTER CALIFORNIA TAX-FREE DAILY INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                            FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                           MONTHS ENDED   ------------------------------------------------------
                                           JUNE 30, 1997     1996       1995        1994       1993      1992
----------------------------------------- --------------- ---------- ----------- ---------- ---------- ---------
                                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .....     $  1.00      $  1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                          --------------- ---------- ----------- ---------- ---------- ---------
Net investment income.....................       0.014        0.026       0.030      0.021      0.018      0.023
Less dividends from net investment
 income...................................      (0.014)      (0.026)     (0.030)    (0.021)    (0.018)    (0.023)
                                          --------------- ---------- ----------- ---------- ---------- ---------
Net asset value, end of period............     $  1.00      $  1.00     $  1.00    $  1.00    $  1.00    $  1.00
                                          =============== ========== =========== ========== ========== =========
TOTAL INVESTMENT RETURN+ .................        1.38%(1)     2.68%       3.04%      2.17%      1.78%      2.37%
RATIOS TO AVERAGE NET ASSETS:
Expenses..................................        0.73%(2)(3)  0.72%(3)    0.75%(3)   0.72%      0.71%      0.73%
Net investment income.....................        2.75%(2)     2.63%       3.00%      2.13%      1.76%      2.35%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..    $253,808     $259,590    $254,376   $217,079   $251,059   $288,044

------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)     Not annualized.
(2)     Annualized.
(3)     Does not reflect the effect of expense offset of 0.01%.

                      SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
---------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
---------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Katherine H. Stromberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
---------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
---------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
---------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
CALIFORNIA TAX-FREE
DAILY INCOME TRUST


SEMIANNUAL REPORT
JUNE 30, 1997